Investing Activities (Details) - USD ($) $ in Millions					3 Months Ended	12 Months Ended
		Nov. 18, 2020	Oct. 31, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
Schedule of Investments [Line Items]
Income (Loss) from Equity Method Investments						$ (608)		$ (328)		$ (375)
Impairment of equity-method investments						0		1,046		186
Deconsolidation, Revaluation of Retained Investment, Gain (Loss), Amount						0		0		(29)
Gain on disposition of equity-method investment						0		0		122
Other investing income (loss) - net						7		8		107
Equity-method investment, payments to purchase or contributions						115		325		453
Equity-method investments						5,121		5,159
Other Investments and Securities, at Cost						6		0
Investments						5,127		5,159
Proceeds from dispositions of equity-method investments						1		0		485
Equity-method investment, difference between carrying amount and underlying equity						1,200		1,300
Distributions from unconsolidated affiliates						757		653		657
Current assets						4,549		1,429
Current liabilities						(4,972)		(2,319)
Revenues						10,627		7,719		8,201
Operating income						1,191		508		685
Net income						1,562		198		714
Equity Method Investee [Member]
Schedule of Investments [Line Items]
Product costs						934		348		304
Accounts Payable, Related Parties, Current						89		50
OperatingFeesAndCostsBilledToThirdParty						70		79		103
Equity Method Investment, Nonconsolidated Investee or Group of Investees [Member]
Schedule of Investments [Line Items]
Current assets						743		630
Noncurrent assets						13,211		13,424
Current liabilities						(435)		(312)
Noncurrent liabilities						(3,774)		(3,884)
Revenues						4,688		2,625		2,490
Net income						1,006		459		598
Other Income [Member]
Schedule of Investments [Line Items]
Other investing income (loss) - net						$ 7		8		14
Appalachia Midstream Investments [Member]
Schedule of Investments [Line Items]
Equity Method Investment, Ownership Percentage						66.00%
Income (Loss) from Equity Method Investments								26
Equity-method investment, payments to purchase or contributions						$ 84		116		140
Equity-method investments	[1]					3,056		3,087
Equity-method investment, difference between carrying amount and underlying equity						1,200		1,200
Distributions from unconsolidated affiliates						$ 433		357		293
Rocky Mountain Midstream Holdings LLC [Member]
Schedule of Investments [Line Items]
Equity Method Investment, Ownership Percentage						50.00%
Income (Loss) from Equity Method Investments								78
Equity-method investment, payments to purchase or contributions						$ 0		0		145
Equity-method investments						401		421
Distributions from unconsolidated affiliates						$ 45		39		38
Discovery Producer Services LLC [Member]
Schedule of Investments [Line Items]
Equity Method Investment, Ownership Percentage						60.00%
Equity-method investments						$ 328		352
Distributions from unconsolidated affiliates						$ 44		21		41
Blue Racer Midstream Holdings LLC
Schedule of Investments [Line Items]
Equity-method investment, payments to purchase or contributions	[2]									28
Distributions from unconsolidated affiliates	[3]									42
Overland Pass Pipeline Company LLC [Member]
Schedule of Investments [Line Items]
Equity Method Investment, Ownership Percentage						50.00%
Equity-method investments						$ 388		395
Distributions from unconsolidated affiliates						$ 26		50		77
Laurel Mountain Midstream, LLC [Member]
Schedule of Investments [Line Items]
Equity Method Investment, Ownership Percentage						69.00%
Income (Loss) from Equity Method Investments								11
Equity-method investment, payments to purchase or contributions						$ 2		5		36
Equity-method investments						226		219
Distributions from unconsolidated affiliates						$ 33		31		30
Gulfstream Natural Gas System, LLC [Member]
Schedule of Investments [Line Items]
Equity Method Investment, Ownership Percentage						50.00%
Equity-method investment, payments to purchase or contributions						$ 26		3		3
Equity-method investments						215		204
Distributions from unconsolidated affiliates						90		93		86
Brazos Permian II, LLC [Member]
Schedule of Investments [Line Items]
Equity-method investment, payments to purchase or contributions						0		0		18
Utica East Ohio Midstream, LLC [Member]
Schedule of Investments [Line Items]
Equity Method Investment, Ownership Percentage											62.00%
Jackalope Gas Gathering Services LLC [Member]
Schedule of Investments [Line Items]
Equity Method Investment, Ownership Percentage					50.00%
Gain on disposition of equity-method investment					$ 122
Proceeds from dispositions of equity-method investments					$ 485
Constitution Pipeline Company LLC [Member]
Schedule of Investments [Line Items]
Deconsolidation, Revaluation of Retained Investment, Gain (Loss), Amount										27
Other [Member]
Schedule of Investments [Line Items]
Equity-method investment, payments to purchase or contributions						0		38		40
Equity-method investments						130		124
Distributions from unconsolidated affiliates						39		15		50
Total Equity Method Investment [Member]
Schedule of Investments [Line Items]
Distributions from unconsolidated affiliates						757		653		657
Targa Train 7 LLC [Member]
Schedule of Investments [Line Items]
Equity-method investment, payments to purchase or contributions						$ 0		6		$ 43
Blue Racer Midstream LLC [Member]
Schedule of Investments [Line Items]
Equity Method Investment, Ownership Percentage						50.00%
Income (Loss) from Equity Method Investments								10
Equity-method investment, payments to purchase or contributions		$ 157				$ 3	[2]	157	[2]
Equity-method investments						377		357
Distributions from unconsolidated affiliates	[3]					$ 47		$ 47
Northeast G And P [Member] | Blue Racer Midstream Holdings LLC
Schedule of Investments [Line Items]
Equity Method Investment, Ownership Percentage			58.00%	58.00%						58.00%
Northeast G And P [Member] | Laurel Mountain Midstream, LLC [Member]
Schedule of Investments [Line Items]
Equity Method Investment, Ownership Percentage						69.00%
Northeast G And P [Member] | Blue Racer Midstream LLC [Member]
Schedule of Investments [Line Items]
Equity Method Investment, Ownership Percentage						50.00%
West [Member] | Rocky Mountain Midstream Holdings LLC [Member]
Schedule of Investments [Line Items]
Equity Method Investment, Ownership Percentage						50.00%
West [Member] | Overland Pass Pipeline Company LLC [Member]
Schedule of Investments [Line Items]
Equity Method Investment, Ownership Percentage						50.00%
West [Member] | Targa Train 7 LLC [Member]
Schedule of Investments [Line Items]
Equity Method Investment, Ownership Percentage						20.00%
Caiman Energy II Acquisition [Member] | Blue Racer Midstream Holdings LLC
Schedule of Investments [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired		41.00%
Blue Racer Midstream Holdings LLC | Blue Racer Midstream LLC [Member]
Schedule of Investments [Line Items]
Limited Liability Company or Limited Partnership, Members or Limited Partners, Ownership Interest				50.00%
Beneficial Owner [Member] | Williams Companies Inc [Member] | Blue Racer Midstream LLC [Member]
Schedule of Investments [Line Items]
Limited Liability Company or Limited Partnership, Members or Limited Partners, Ownership Interest				29.00%
Beneficial Owner [Member] | Williams Companies Inc [Member] | Blue Racer Midstream LLC [Member] | Northeast G And P [Member]
Schedule of Investments [Line Items]
Limited Liability Company or Limited Partnership, Members or Limited Partners, Ownership Interest			29.00%

[1]	Includes equity-method investments in multiple gathering systems in the Marcellus Shale with an approximate average 66 percent interest.
[2]	See previous discussion in the section Acquisition of additional interests in BRMH above.
[3]	See previous discussion in the section Acquisition of additional interests in BRMH above.